Fair value measurement	12 Months Ended
Dec. 31, 2016
Fair value measurement
Fair value measurement

4.     Fair value measurement

As of December 31, 2015 and 2016, information about inputs into the fair value measurements of the Group’s assets that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

		Fair value measurement at reporting date using
Description	December 31, 2015	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
			RMB	RMB
Bank time deposits with an original maturity of three months or less	1,753,000	—	1,753,000	—
Short-term investments with variable interest rates	363,000	—	363,000	—
Investment security	135,952	135,952	—	—

Total	2,251,952	135,952	2,116,000	—

		Fair value measurement at reporting date using
Description	December 31, 2016	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
			RMB	RMB
Short-term investments with variable interest rates	700,000	—	700,000	—
Investment security	79,298	79,298	—	—

Total	779,298	79,298	700,000	—

Investment security

The Group values its investment security using quoted prices for the underlying security in active market, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 1.